SEGMENT INFORMATION - GLOBAL SEGMENT RESULTS (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
NET SALES		$ 16,553		$ 16,930	$ 18,495	$ 18,771	$ 18,115	$ 18,231	$ 19,299	$ 18,756	$ 70,749	$ 74,401	$ 73,910
Earnings from Continuing Operations Before Income Taxes											11,012	13,509	13,408
NET EARNINGS FROM CONTINUING OPERATIONS		496	[1]	$ 2,401	$ 2,674	$ 2,716	2,450	$ 2,429	$ 2,955	$ 2,824	8,287	10,658	10,346
Depreciation and Amortization											3,134	3,141	2,982
Total Assets		129,495					144,266				129,495	144,266	139,263
Payments to Acquire Property, Plant, and Equipment											3,736	3,848	4,008
Beauty, Hair and Personal Care Segment Member
NET SALES											12,608	13,401	13,754
Earnings from Continuing Operations Before Income Taxes											2,895	3,020	2,717
NET EARNINGS FROM CONTINUING OPERATIONS											2,181	2,300	2,042
Depreciation and Amortization											247	256	239
Total Assets		4,699					5,260				4,699	5,260	5,240
Payments to Acquire Property, Plant, and Equipment											411	376	439
Grooming Segment Member
NET SALES											7,441	8,009	8,038
Earnings from Continuing Operations Before Income Taxes											2,374	2,589	2,458
NET EARNINGS FROM CONTINUING OPERATIONS											1,787	1,954	1,837
Depreciation and Amortization											540	576	603
Total Assets		23,090					23,767				23,090	23,767	23,971
Payments to Acquire Property, Plant, and Equipment											372	369	378
Health Care Segment Member
NET SALES											7,713	7,798	7,684
Earnings from Continuing Operations Before Income Taxes											1,700	1,597	1,582
NET EARNINGS FROM CONTINUING OPERATIONS											1,167	1,083	1,093
Depreciation and Amortization											202	199	191
Total Assets		5,212					5,879				5,212	5,879	5,933
Payments to Acquire Property, Plant, and Equipment											218	253	248
Fabric Care And Home Care Segment Member
NET SALES											22,274	23,506	23,393
Earnings from Continuing Operations Before Income Taxes											4,059	4,264	4,378
NET EARNINGS FROM CONTINUING OPERATIONS											2,634	2,770	2,834
Depreciation and Amortization											547	539	544
Total Assets		7,155					7,938				7,155	7,938	7,658
Payments to Acquire Property, Plant, and Equipment											986	1,057	985
Baby, Feminine and Family Care Segment Member
NET SALES											20,247	20,950	20,479
Earnings from Continuing Operations Before Income Taxes											4,317	4,310	4,507
NET EARNINGS FROM CONTINUING OPERATIONS											2,938	2,940	3,047
Depreciation and Amortization											924	908	837
Total Assets		10,109					10,946				10,109	10,946	10,926
Payments to Acquire Property, Plant, and Equipment											1,337	1,317	1,560
Corporate Segment [Member]
NET SALES	[2]										466	737	562
Earnings from Continuing Operations Before Income Taxes	[2]										(4,333)	(2,271)	(2,234)
NET EARNINGS FROM CONTINUING OPERATIONS	[2]										(2,420)	(389)	(507)
Depreciation and Amortization	[2]										674	663	568
Total Assets	[2]	$ 79,230					$ 90,476				79,230	90,476	85,535
Payments to Acquire Property, Plant, and Equipment	[2]										$ 412	$ 476	$ 398

[1]	The Company recorded a one-time Venezuela deconsolidation charge of $2.0 billion before tax ($2.1 billion after tax) in the quarter-ended June 30, 2015. This impact is discussed more fully in Note 1.
[2]	The Corporate reportable segment includes depreciation and amortization, total assets and capital expenditures of the Pet Care business prior to its divestiture during fiscal year 2015 and of the Batteries and Beauty Brands businesses.